Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment, Net

	December 31, 2021	December 31, 2020
	(in thousands)
Cost
Land	$3,724	$3,724
Building	82,017	90,139
Computer equipment and software	506,322	440,930
Office furniture and fixtures	107,507	91,933
Laboratory equipment	29,210	44,567
Leasehold improvements	70,123	32,261
Motor vehicles	65	160
	798,968	703,714
Less accumulated depreciation and asset write offs	(462,524)	(529,371)
Property, plant and equipment (net)	$336,444	$174,343